Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense Components

The following table presents a summary of U.S. and foreign income tax expense components:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Current:
Foreign	(7,682)	(4,459)	(9,879)
Federal	(36)	(50)	14
Deferred:
Foreign	2,063	663	(220)
Withholding:
Foreign	(6,339)	(6,692)	(7,919)

Income tax expense	$(11,994)	$(10,538)	$(18,004)

Summary of Deferred Tax Assets Liabilities by Current and Non-current

Below the classification of deferred tax assets/liabilities by current and non-current:

	As of December 31, 2017	As of December 31, 2016
Non-Current deferred tax assets	47,242	49,123

Total deferred tax assets	47,242	49,123

Less valuation allowance	(42,584)	(45,526)
Net deferred tax assets	4,658	3,597
Non-Current deferred tax liabilities	—	(1,002)

Total deferred tax liabilities	—	(1,002)

Total deferred tax	4,658	2,595

Summary of Tax Loss Carryforwards Expiry

As of December 31, 2017, consolidated loss carryforwards for income tax purposes were $88,041. If not utilized, tax loss carryforwards will begin to expire as follows:

Expiration Date	NOLs Amount
Expires 2020	6,990
Thereafter	14,248
Without expiration dates	66,803

TOTAL (1)	88,041

(1)	These tax loss carryforwards detailed above are fully reserved at December 31, 2017.

Summary of Composition of Deferred Tax Assets and Liabilities

The following table summarizes the composition of deferred tax assets and liabilities as of the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Deferred Tax Assets
Tax loss carryforwards	33,067	39,950
Allowance for doubtful accounts	322	515
Royalties	1,379	1,249
Provisions and other assets	12,474	7,409

Total Deferred Tax Assets	47,242	49,123

Less valuation allowance	(42,584)	(45,526)

Total Deferred Tax Assets, net	4,658	3,597

Deferred Tax Liabilities
Property and equipment	—	(54)
Others	—	(948)

Total Deferred Tax Liabilities	—	(1,002)

Total Deferred Tax	4,658	2,595

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the weighted average income tax rate for 2017, 2016 and 2015 to income / (loss) before taxes:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Net Income / (Loss) before Income Tax	54,360	28,335	(67,272)
Weighted average income tax rate (3)	33%	30%	30%

Income tax expense at weighted average income tax rate	17,740	8,501	(20,182)
Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses (1)	(10,714)	(6,826)	2,151
Foreign non-creditable withholding tax (2)	6,339	6,692	7,919
Non-deductible expenses	2,223	2,928	26,698
Others	(651)	(94)	1,198
Change in Valuation allowance	(2,943)	(663)	220

Income Tax expense	11,994	10,538	18,004

(1)	Includes tax benefits / non- deductible losses on export services to non-free Uruguayan territories from “Free Trade Zone” in Uruguay.
(2)	Includes foreign withholding taxes on royalties and services.
(3)	The Company uses a weighted average rate for the income tax reconciliation. Weighted average income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, derived by the consolidated income before tax.

Summary of Changes in Valuation Allowance

The following table presents the changes in the Company’s valuation allowance as of December 31, 2017, 2016 and 2015:

	Balance of beginning of period	Increase	(Decrease)	Balance at end of period
2017	45,526	4,716	(7,658)	42,584
2016	46,189	1,897	(2,560)	45,526
2015	45,969	9,039	(8,819)	46,189